LEASES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Offices and car leases [Member]
Statement Line Items [Line Items]
Original lease maturity periods	expiring between 2021 and 2028
Leasehold [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Lease period	5 years
Leasehold [Member] | Top of range [Member]
Statement Line Items [Line Items]
Lease period	7 years
Vehicles [member] | Top of range [Member]
Statement Line Items [Line Items]
Lease term excluding extension period	3 years